LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,035		$ 1,146
Right of-use assets:	1,247		1,344
Depreciation and impairment charges:	112	$ 116
Other lease related expenses:
Interest expense on lease liabilities	27	26
Expenses of short-term leases	58	40
Expenses of leases of low-value assets	45	41
Expenses related to variable lease payments	33	32
Additions to right-of-use assets	65	175
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	113	144
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	884		944
Depreciation and impairment charges:	73	78
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	363		$ 400
Depreciation and impairment charges:	$ 39	$ 38